Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$135,992	$135,992	$163,412	$163,412
Restricted cash	$5,386	$5,386	$13,480	$13,480
Investments in available-for-sale-securities	$—	$—	$5,173	$5,173
Loan receivable from affiliate company	$23,008	$23,008	$16,474	$16,474
Long-term receivable from affiliate companies	$11,105	$11,105	$—	$—
Capital lease obligations, including current portion	$(17,617)	$(17,617)	$(20,649)	$(20,649
Senior and ship mortgage notes, net	$(1,296,537)	$(974,170)	$(1,350,941)	$(735,002
Long-term debt, including current portion	$(304,682)	$(308,080)	$(230,367)	$(233,526
Loan payable to affiliate company	$(49,876)	$(51,240)	$—	$—
Long-term payable to affiliate companies	$(6,399)	$(6,399)	$—	$—

Fair value measurements on a recurring basis

	Fair Value Measurements as of December 31, 2015
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,173	$5,173	$—	$—
Total	$5,173	$5,173	$—	$—

Fair value measurements on a nonrecurring basis
	Fair Value Measurements as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in affiliates	$148,095	$148,095	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$135,992	$135,992	$—	$—
Restricted cash	$5,386	$5,386	$—	$—
Loan receivable from affiliate company(2)	$23,008	$—	$23,008	$—
Long-term receivable from affiliate companies(2)	$11,105	$—	$11,105	$—
Capital lease obligations, including current portion(1)	$(17,617)	$—	$(17,617)	$—
Senior and ship mortgage notes	$(974,170)	$(974,170)	$—	$—
Long-term debt, including current portion(1)	$(308,080)	$—	$(308,080)	$—
Loan payable to affiliate company(2)	$(51,240)	$—	$(51,240)	$—
Long-term payable to affiliate companies(2)	$(6,399)	$—	$(6,399)	$—

	Fair Value Measurements at December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$163,412	$163,412	$—	$—
Restricted cash	$13,480	$13,480	$—	$—
Loan receivable from affiliate companies(2)	$16,474	$—	$16,474	$—
Senior and ship mortgage notes	$(735,002)	$(735,002)	$—	$—
Capital lease obligations, including current portion(1)	$(20,649)	$—	$(20,649)	$—
Long-term debt, including current portion(1)	$(233,526)	$—	$(233,526)	$—

(1	)The fair value of the Company's long-term debt/ Capital lease obligations is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.